Marketable Securities: (Details Text) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Marketable Securities Details Text [Abstract]
Impairment of marketable securities	$ 0	$ 75,576	$ 0	$ 75,576	$ 178,250
Marketable securities cost basis	$ 321,016		$ 321,016		$ 321,016